Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

(in millions €)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Acquisition and production costs
As of January 1, 2023	217.0	273.0	235.5	725.5
Additions	9.7	50.3	189.4	249.4
Disposals	—	(2.4)	(0.2)	(2.6)
Reclassifications	9.3	22.3	(31.6)	—
Currency differences	(0.6)	(1.2)	(3.6)	(5.4)
Acquisition of subsidiaries and businesses	—	2.1	—	2.1
As of December 31, 2023	235.4	344.1	389.5	969.0
Additions	46.2	49.3	192.4	287.9
Disposals	(0.3)	(4.7)	—	(5.0)
Reclassifications	86.6	36.3	(122.9)	—
Currency differences	1.5	2.7	1.6	5.8
As of December 31, 2024	369.4	427.7	460.6	1,257.7

(in millions €)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Cumulative depreciation and impairment charges
As of January 1, 2023	22.0	94.3	—	116.3
Depreciation	14.4	83.3	—	97.7
Disposals	—	(1.7)	—	(1.7)
Currency differences	(0.2)	(0.3)	—	(0.5)
As of December 31, 2023	36.2	175.6	—	211.8
Depreciation	12.3	38.3	4.3	54.9
Impairment	26.0	32.1	—	58.1
Disposals	(0.1)	(4.0)	—	(4.1)
Currency differences	0.4	1.0	0.3	1.7
As of December 31, 2024	74.8	243.0	4.6	322.4

(in millions €)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Carrying amount
As of December 31, 2023	199.2	168.5	389.5	757.2
As of December 31, 2024	294.6	184.7	456.0	935.3
Non-Current Assets by Region
As of December 31, 2024, non-current assets comprised €177.6 million in other intangible assets, goodwill, property, plant and equipment, right-of-use assets and other assets of our subsidiaries incorporated in the United
States (as of December 31, 2023: €158.2 million) as well as €529.6 million in the United Kingdom (as of
December 31, 2023: €511.7 million), respectively. The remaining non-current assets of €1,683.3 million (as of
December 31, 2023: €1,469.0 million) mainly relate to entities incorporated in Germany.